SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
20.	SHARE-BASED COMPENSATION

(a)	Option granted by the Company

Option granted to employees

Pursuant to the directors’ resolution, the Company adopted Share Incentive Plans in 2005, under which the Company may grant options to purchase up to 4,444,440 ordinary shares of the Company, to its employees, directors, and consultants, subject to vesting requirements. Under Share Incentive Plans in 2005, there are four schemes of the options granted: Scheme I, Scheme II, Scheme III and Scheme IV, which were granted on February 3, 2005, September 22, 2006, December 5, 2006 and October 5, 2008, respectively. There were no share options granted under Scheme I, Scheme II and Scheme IV outstanding as of December 31, 2014.

On September 13, 2007, the board of directors of CDTV Holding approved the 2008 Stock Incentive Plan, pursuant to which the Company may grant options to purchase up to 1,200,000 ordinary shares to its employees and other eligible people. Under Share Incentive Plans in 2008, there are four schemes of the options granted: Scheme V, Scheme VI, Scheme VII and Scheme VIII, which were granted on October 5, 2008, June 2, 2009, February 10, 2010 and November 15, 2010, respectively. There were no share options granted under Scheme VII and Scheme VIII outstanding as of December 31, 2014.

On November 19, 2010, the board of directors of CDTV Holding approved the 2010 Stock Incentive Plan, pursuant to which the Company may grant options to purchase up to 3,600,000 ordinary shares to its employees and other eligible people. Under Share Incentive Plans in 2010, there are four schemes of the options granted: Scheme IX, Scheme X, Scheme XI and Scheme XII, which were granted on November 19, 2010, May 16, 2011, September 30, 2011 and November 19, 2011, respectively.

On May 1, 2012, the board of directors of CDTV Holding approved the 2012 Stock Incentive Plan, pursuant to which the Company may grant options to purchase up to 1,200,000 ordinary shares to its employees. Under Share Incentive Plans in 2012, Scheme XIII was granted on January 8, 2013.

Modification of option plans

On November 19, 2010, the board of directors of CDTV Holding approved that the exercise price of all options which were granted under the 2005 Plan, the 2008 Plan and the 2010 Plan prior to December 23, 2010 (the “Adjusted Options”) and remain outstanding as of December 23, 2010 shall be adjusted as follows to reflect the declaration and payment of the special cash dividend.

The per share exercise price of all Adjusted Options with a per share exercise price higher than $2.00 was reduced by $2.00 on December 23, 2010; the per share exercise price of all Adjusted Options with a per share exercise price no more than $2.00 was reduced to $0.01. The modification to the share exercise price did not have any incremental compensation cost. The board also determined that if any future dividend is declared by the Board of the Company on all Ordinary Shares of the Company, the per share exercise price of all options granted prior to and outstanding as of the date of record of such dividend shall be reduced by an amount equal to the dividend payable on each Ordinary Shares, provided that the per share exercise price after adjustment shall not be less than $0.01.

As the Company declared special cash dividends of $0.56, $2.3 and $0.5 per share, on May 20, 2011, November 12, 2012 and April 2, 2014, respectively, on the Company’s ordinary shares, the per share exercise price of all options granted prior to and remaining outstanding as of the respective record dates, which were June 20, 2011, November 26, 2012 and April 14, 2014, was reduced by $0.56, $2.3 and $0.5, respectively, provided that the per share exercise price after adjustment shall not be less than $0.01. And there were no incremental cost arising from the adjustment of per share exercise price for the years ended December 31, 2012 and 2014.

Details of the Share Incentive Plans:

Scheme III

Grant date: December 5, 2006

Exercise price per share-original: $4.172

Exercise price per share after modification: $0.01

Expiration date: December 4, 2016

Number of options granted: 620,212

Among the 620,212 Scheme III options granted, 352,000 options were granted to one officer of the Group and the remaining 268,212 options were granted to other employees and directors.

Vesting schedule of the 268,212 options granted to employees and directors:

The option shall become vested as to (1) 25% of the total number of the option shares on the first anniversary of the grant date and (2) the remaining 75% of the Option Shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme V

Grant date: October 5, 2008

Exercise price per share-original: $7.89

Exercise price per share after modification: $2.53

Expiration date: October 4, 2018

Number of options granted: 406,776

Vesting schedule: (1) 25% of the total number of the option shares on the first anniversary of the grant date and (2) the remaining 75% of the Option Shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme VI

Grant date: June 2, 2009

Exercise price per share-original: $9.09

Exercise price per share after modification: $3.73

Expiration date: June 1, 2019

Number of options granted: 357,548

Vesting schedule: (1) 25% of the total number of the option shares on the first anniversary of the grant date and (2) the remaining 75% of the Option Shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme IX

Grant date: November 19, 2010

Exercise price per share-original: $6.90

Exercise price per share after modification: $1.54

Expiration date: November 19, 2020

Number of options granted: 1,000,000

Vesting schedule: (1) 25% of the total number of option shares on the first anniversary of the grant date; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme X

Grant date: May 16, 2011

Exercise price per share-original: $4.90

Exercise price per share after modification: $1.54

Expiration date: May 15, 2021

Number of options granted: 1,600,000

Type I under Scheme X:

Number of options granted: 1,457,000

Vesting schedule: (1) 25% of the total number of option shares on November 19, 2011; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following November 19, 2011 and an additional installment vesting on the last day of each of the 35 months thereafter.

Type II under Scheme X:

Number of options granted: 143,000

Vesting schedule: The vesting of the options is conditional upon whether the performance of the optionee can meet certain performance targets as of April 1, 2012.

Scheme XI

Grant date: September 30, 2011

Exercise price per share-original: $4.34

Exercise price per share after modification: $1.54

Expiration date: September 29, 2021

Number of options granted: 700,000

Vesting schedule: (1) 25% of the total number of option shares on November 19, 2011; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following November 19, 2011 and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme XII

Grant date: November 19, 2011

Exercise price per share-original: $4.34

Exercise price per share after modification: $1.54

Expiration date: November 18, 2021

Number of options granted: 300,000

Vesting schedule: (1) 25% of the total number of option shares immediately on November 19, 2011; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following November 19, 2011 and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme XIII

Grant date: January 8, 2013

Exercise price per share-original: $1.18

Exercise price per share after modification: $0.68

Expiration date: January 7, 2023

Number of options granted: 1,200,000

Vesting schedule: (1) 25% of the total number of option shares immediately on January 8, 2013; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments with the first installment vesting on February 28, 2013 and an additional installment vesting on the last day of each of the 35 months thereafter.

Termination of options

If the grantee ceases to be employed by or ceases to provide services to the Group, (a) the grantee will have until the date that is 30 days after his or her severance date to exercise the options (or portion thereof) to the extent that they were vested on the severance date; (b) the options, to the extent not vested on the severance date, shall terminate on the severance date; (c) the options, to the extent exercisable for the 30-day period following the severance date and not exercised during such period, shall terminate at the close of the business on the last day of the 30-day period.

Option exercise

The option shall be exercisable by the delivery to the secretary of corporation of a written notice, in the form approved by the Group, stating the number of ordinary shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Group.

Management used the Black-Scholes option pricing model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected price volatility range	Risk-free interest rate range	Expected life range	Expected dividends	Fair value of ordinary share at grant date

Scheme III	49.8%-52.4%	5.77%-5.83%	5.28-6.54	1.00%	$3.56
Scheme V	56.20%	2.92%	6.25	0%	$7.66
Scheme VI	51.50%	3.28%	6.25	2.50%	$9.09

Management used Binomial model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected price volatility range	Risk-free interest rate range	Time to vest	Expected dividends	Fair value of ordinary share at grant date

Scheme IX	38.89%	3.82%	2.16	0%	$7.26
Scheme X	45.17%	3.99%	0.88-1.69	0%	$6.39
Scheme XI	73.61%	3.91%	1.32	0%	$3.9
Scheme XII	72.80%	3.68%	1.18	0%	$3.89
Scheme XIII	67.44%	1.94%	1.2	0%	$1.8

The fair value of the option at the grant date was $1.67, $4.24, $3.83, $3.16, $3.11-$3.42, $1.57-$1.65, $1.54-$1.62 and $1.09-$1.23 for each option for Scheme III, Scheme V, Scheme VI, Scheme IX, Scheme X, Scheme XI, Scheme XII and Scheme XIII option plans, respectively.

In calculating the fair value of the options using the Black-Scholes or Binomial option pricing model, the following major assumptions were used:

(1)	Volatility

For options granted prior to 2011, the volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock prices volatility of listed comparable companies over a period comparable to the expected term of the options. For options granted since 2011, volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company’s own historical stock price volatility over the past years.

(2)	Risk free interest rate

Risk free interest rate was estimated based on the yield to maturity of government bonds with a maturity period close to the expected term of the options.

(3)	Expected term

The Company estimated the expected term as the average between the vesting term of the options and the original contractual term.

(4)	Time to vest

The Company estimated the time to vest as the weighted average remaining vesting period of the options based on the vesting schedule of the options.

(5)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options and its historical special cash dividend payments.

(6)	Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(7)	Fair value of underlying ordinary shares

The fair value of ADSs representing its ordinary shares on the grant date is determined by the closing trade price of ordinary shares on the grant date.

A summary of stock option activity is as follows:

	Number of options	Weighted average exercise price

Options outstanding as at January 1, 2013	4,186,399	$2.26
Granted	1,200,000	1.18
Exercised	(48,399)	1.18
Forfeited	(193,867)	1.99

Options outstanding as at December 31, 2013	5,144,133	1.53
Exercised	(556,417)	1.21
Forfeited	(47,878)	1.48

Options outstanding as at December 31, 2014	4,539,838	1.57

Options exercisable as at December 31, 2014	4,246,245	1.63

The following table summarizes information with respect to share options outstanding at December 31, 2014:

	Weighted-average exercise price	Number outstanding	Number exercisable	Weighted-average remaining contractual life	Intrinsic value

Scheme III	$0.01	211	211	1.92 years	$3.05
Scheme V	2.53	251,856	251,856	3.76 years	0.53
Scheme VI	3.73	292,097	292,097	4.42 years	—
Scheme IX	1.54	1,000,000	1,000,000	5.89 years	1.52
Scheme X	1.54	1,447,526	1,447,526	6.37 years	1.52
Scheme XI	1.54	576,605	576,605	6.75 years	1.52
Scheme XII	1.54	99,604	99,604	6.88 years	1.52
Scheme XIII	0.68	871,939	578,346	8.00 years	2.38

		4,539,838	4,246,245

The weighted-average grant-date fair value of options granted in 2013 was $1.14. There were no new options granted during 2012 and 2014.

The aggregate intrinsic value of options outstanding, vested and exercisable as of December 31, 2014 was $6,956, $6,258 and $6,258 respectively. The total intrinsic value of options exercised during the years ended December 31, 2012, 2013 and 2014 was $199, $27 and $1,027, respectively.

A summary of unvested stock option activity as of December 31, 2014, and changes during the year ended December 31, 2014 are presented below:

Unvested Stock Option	Number of Shares	Weighted average Grant-date Fair Value

Unvested at January 1, 2014	1,350,522	$2.09
Vested	(1,033,470)	2.37
Forfeited	(23,459)	1.23

Unvested at December 31, 2014	293,593	1.15

The Company recorded the share-based compensation expense of $2,503, $2,191 and $736 for the years ended December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2014, total unrecognized compensation expense related to the unvested share options was $66, which is expected to be recognized over a weighted-average period of 0.72 years according to the graded vesting schedule. Total fair value of stock options vested during the years ended December 31, 2012, 2013 and 2014 was $3,437, $3,138 and $2,452, respectively.

(b)	Options granted by Cyber Cloud

On January 18, 2012, Cyber Cloud, a majority-owned subsidiary of the Group, approved the Cyber Cloud 2012 Stock Incentive Plan, under which Cyber Cloud granted 551,000 options to its employees. The share option plan has a term of ten years, which will expire on January 17, 2022 unless terminated earlier by its shareholders and board of directors. The exercise price of the options is $0.17 per share.

On January 31, 2013, Cyber Cloud approved the Cyber Cloud 2013 Stock Incentive Plan, under which Cyber Cloud granted 613,000 options to its employees. The share option plan has a term of ten years, which will expire on January 30, 2023 unless terminated earlier by its shareholders and board of directors. The exercise price of the options is $0.16 per share.

The following table summarizes the Cyber Cloud’s share option activities with employees:

	Number of options	Weighted average exercise price

Options outstanding as at January 1, 2013	478,000	$0.17
Granted	613,000	0.16
Forfeited	(362,000)	0.16

Options outstanding as at December 31, 2013	729,000	0.17
Forfeited	(83,000)	0.17

Options outstanding as at December 31, 2014	646,000	0.17

Options exercisable as at December 31, 2014	379,292	0.17

Management used Binomial model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected volatility range	Risk-free interest rate range	Expected life	Expected dividends

Options granted under 2012 Stock Incentive Plan	54.90%	3.44%	10 years	—
Options granted under 2013 Stock Incentive Plan	47.10%	3.61%	10 years	—

The fair value of the option at the grant date was $0.23 and $0.16 for each option granted under 2012 and 2013 Stock Incentive Plan, respectively.

In calculating the fair value of the options using the Binomial option pricing model, the following major assumptions were used:

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock prices volatility of listed comparable companies over a period comparable to the expected term of the options.

(2)	Risk free interest rate

Risk free interest rate was estimated based on the yield to maturity of government bonds with a maturity period close to the expected term of the options.

(3)	Expected term

Cyber Cloud estimated the expected term as the average between the vesting term of the options and the original contractual term.

(4)	Time to vest

Cyber Cloud estimated the time to vest as the weighted average remaining vesting period of the options based on the vesting schedule of the options.

(5)	Dividend yield

The dividend yield was estimated by Cyber Cloud based on its expected dividend policy over the expected term of the options and its historical special cash dividend payments.

(6)	Exercise price

The exercise price of the options was determined by Cyber Cloud’s board of directors.

(7)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the grant date was determined based on a retrospective valuation.

Vesting schedule: all options will vest equally in 48 months after the grant date.

Cyber Cloud recorded share-based compensation expense of $52, $49 and $23 for the years ended December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2014, total unrecognized compensation expense related to the unvested share options was $17, which is expected to be recognized over a weighted-average period of 0.86 years according to the graded vesting schedule.

(c)	Option granted by Joysee

On February 17, 2012, Joysee, a subsidiary of the Group, approved the Joysee 2012 Stock Incentive Plan, under which Joysee granted 520,000 options to its employees. The share option plan has a term of ten years, which will expire on February 16, 2022 unless terminated earlier by its shareholders and board of directors. The exercise price of the options is $0.17 per share.

The following table summarizes the Joysee’s share option activities with employees:

	Number of options	Weighted average exercise price

Options outstanding as at January 1, 2013	468,000	$0.17
Forfeited	(35,000)	0.17

Options outstanding as at December 31, 2013	433,000	0.17
Forfeited	(414,000)	0.17

Options outstanding as at December 31, 2014	19,000	0.17

Options exercisable as at December 31, 2014	9,500	0.17

The fair value of options granted was $0.31, measured on the grant date based on the Binomial option pricing model with the following assumptions:

Risk-free interest rate	3.58%
Expected life (years)	10 years
Expected dividend yield	—
Volatility	66.29%

In calculating the fair value of the options using the Binomial option pricing model, the following major assumptions were used:

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock prices volatility of listed comparable companies over a period comparable to the expected term of the options.

(2)	Risk free interest rate

Risk free interest rate was estimated based on the yield to maturity of government bonds with a maturity period close to the expected term of the options.

(3)	Expected term

Joysee estimated the expected term as the average between the vesting term of the options and the original contractual term.

(4)	Time to vest

Joysee estimated the time to vest as the weighted average remaining vesting period of the options based on the vesting schedule of the options.

(5)	Dividend yield

The dividend yield was estimated by Joysee based on its expected dividend policy over the expected term of the options and its historical special cash dividend payments.

(6)	Exercise price

The exercise price of the options was determined by Joysee’s board of directors.

(7)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the grant date was determined based on a retrospective valuation.

Vesting schedule: all options will vest equally in 4 years after the grant date.

For above options granted under Joysee’s stock incentive plan, Joysee recorded share-based compensation expense of $59 and $31 for the years ended December 31, 2012 and 2013, respectively, and reversed share-based compensation expense of $23 for the year ended December 31, 2014 to reflect the actual forfeiture rate.

As of December 31, 2014, total unrecognized compensation expense related to the unvested share options was less than $1, which is expected to be recognized over a weighted-average period of 0.63 years according to the graded vesting schedule.